Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Sunmmary of Financial Revenues and Expenses

(€’000)	For the year ended 31 December,
	2019	2018	2017
Interest on leases	291	18	18
Interest on overdrafts and other finance costs	35	29	36
Interest on RCAs	17	15	90
Foreign Exchange differences	—	—	4,309

Finance expenses	343	62	4,45 3

Finance income on the net investment in lease	62	—
Interest income bank account	30	308	927
Foreign Exchange differences	326	387	—
Other financial income	164	109	6

Finance income	582	804	933

Net Financial result	239	743	(3,520)